Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 199
Other lines of credit from banks	540
Revolving credit facility	1,750
Total	2,489
Other lines of credit in foreign subsidiaries, available	87
Other lines of credit from banks, available	339
Revolving credit facility, available	1,750
Total, available	$ 2,176